Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485APOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST VI
CIK	dei_EntityCentralIndexKey	0001380192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 20, 2023
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A